Loans Held for Investment - Loan Portfolio Statistics (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan
Receivables [Abstract]
Number of Loans | loan	7	5
Total loan commitments	$ 177,195	$ 111,720
Unfunded loan commitments	28,613	18,857
Principal Balance	148,652	92,863
Unamortized net deferred origination fees	(1,405)	(984)
Carrying value	$ 147,247	$ 91,879
Weighted average coupon rate	4.99%	5.08%
Weighted average all in yield	5.65%	5.71%
Weighted average maximum maturity	4 years 3 months 18 days	4 years 2 months 12 days
Weighted average risk rating	3.0	3.0
Weighted average LTV	0.67	0.68
Capitalized interest	$ 69	$ 69